IMPORTANT INFORMATION REGARDING THE FEDERATED FUNDS

SUPPLEMENT TO CURRENT PROSPECTUSES AND/OR STATEMENTS OF ADDITIONAL INFORMATION
Effective October 31, 2018, please delete the post office and street addresses listed for The Federated Funds and/or State Street Bank and Trust Company and replace with the following:
P.O. Box 219318 Kansas City, MO 64121-9318	430 W 7th Street Suite 219318 Kansas City, MO 64105-1407

The Federated Funds include all of the following registrants (including any of their portfolios and/or share classes):
FEDERATED ADVISER SERIES
Federated MDT Large Cap Value Fund
FEDERATED EQUITY FUNDS
Federated Absolute Return Fund
Federated Clover Small Value Fund
Federated Global Strategic Value Dividend Fund
Federated International Strategic Value Dividend Fund
Federated Kaufmann Fund
Federated Kaufmann Large Cap Fund
Federated Kaufmann Small Cap Fund
Federated MDT Mid Cap Growth Fund
Federated Prudent Bear Fund
Federated Strategic Value Dividend Fund
FEDERATED EQUITY INCOME FUND, INC.
FEDERATED FIXED INCOME SECURITIES, INC.
Federated Strategic Income Fund
Federated Municipal Ultrashort Fund
FEDERATED GLOBAL ALLOCATION FUND
FEDERATED GOVERNMENT INCOME SECURITIES, INC.
FEDERATED GOVERNMENT INCOME TRUST
FEDERATED HIGH INCOME BOND FUND, INC.
FEDERATED HIGH YIELD TRUST
Federated High Yield Trust
Federated Equity Advantage Fund
FEDERATED INCOME SECURITIES TRUST
Federated Capital Income Fund
Federated Floating Rate Strategic Income Fund
Federated Fund For U.S. Government Securities
Federated Intermediate Corporate Bond Fund
Federated Muni And Stock Advantage Fund
Federated Real Return Bond Fund
Federated Short-Term Income Fund
FEDERATED INDEX TRUST
Federated Max-Cap Index Fund
Federated Mid-Cap Index Fund
FEDERATED INSTITUTIONAL TRUST
Federated Government Ultrashort Duration Fund
Federated Institutional High Yield Bond Fund	FEDERATED INSURANCE SERIES
Federated Fund For U.S. Government Securities II
Federated High Income Bond Fund II
Federated Kaufmann Fund II
Federated Managed Volatility Fund II
Federated Government Money Fund II
Federated Quality Bond Fund II
FEDERATED INTERNATIONAL SERIES, INC.
Federated Global Total Return Bond Fund
FEDERATED INVESTMENT SERIES FUNDS, INC.
Federated Bond Fund
FEDERATED MANAGED POOL SERIES
Federated Corporate Bond Strategy Portfolio
Federated High Yield Strategy Portfolio
Federated International Bond Strategy Portfolio
Federated International Dividend Strategy Portfolio
Federated Mortgage Strategy Portfolio
FEDERATED MDT SERIES
Federated MDT All Cap Core Fund
Federated MDT Balanced Fund
Federated MDT Large Cap Growth Fund
Federated MDT Small Cap Core Fund
Federated MDT Small Cap Growth Fund
FEDERATED MUNICIPAL BOND FUND, INC.
FEDERATED PROJECT AND TRADE FINANCE TENDER FUND
FEDERATED SHORT-INTERMEDIATE DURATION MUNICIPAL TRUST
FEDERATED TOTAL RETURN GOVERNMENT BOND FUND
FEDERATED TOTAL RETURN SERIES, INC.
Federated Mortgage Fund
Federated Total Return Bond Fund
Federated Ultrashort Bond Fund
FEDERATED U.S. GOVERNMENT SECURITIES FUND: 1-3 YEARS
FEDERATED U.S. GOVERNMENT SECURITIES FUND: 2-5 YEARS
FEDERATED WORLD INVESTMENT SERIES, INC.
Federated Emerging Market Debt Fund
Federated International Leaders Fund
Federated International Small-Mid Company Fund
INTERMEDIATE MUNICIPAL TRUST
Federated Intermediate Municipal Trust

The Federated Funds include all of the following registrants (including any of their portfolios and/or share classes):
MONEY MARKET OBLIGATIONS TRUST
Federated California Municipal Cash Trust
Federated Capital Reserves Fund
Federated Georgia Municipal Cash Trust
Federated Government Reserves Fund
Federated Government Obligations Fund
Federated Government Obligations Tax-Managed Fund
Federated Institutional Money Market Management
Federated Institutional Prime Obligations Fund
Federated Institutional Prime Value Obligations Fund
Federated Institutional Tax-Free Cash Trust
Federated Massachusetts Municipal Cash Trust
Federated Municipal Obligations Fund
Federated New York Municipal Cash Trust
Federated Pennsylvania Municipal Cash Trust
Federated Prime Cash Obligations Fund
Federated Tax-Free Obligations Fund
Federated Treasury Obligations Fund
Federated Trust For U.S. Treasury Obligations
Federated U.S. Treasury Cash Reserves
Federated Virginia Municipal Cash Trust	FEDERATED CORE TRUST
Federated Bank Load Core Fund
Emerging Markets Core Fund
Federated Mortgage Core Portfolio
High Yield Bond Portfolio
FEDERATED CORE TRUST III
Federated Project And Trade Finance Core Fund
October 26, 2018
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
Q454493 (10/18)
Federated is a registered trademark of Federated Investors, Inc.
2018 ©Federated Investors, Inc.